Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 34,669	$ 98,044	$ 98,044	$ 27,835
Unrealized gains on investment	(30)	62	(33)	91
Ending balance	114,900		34,669	98,044
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,304)	$ (223)	(223)	83
Foreign currency translation adjustment	922		(1,048)	(397)
Unrealized gains on investment	(30)		(33)	91
Ending balance	$ (412)		$ (1,304)	$ (223)